Vanguard GNMA Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (97.7%)
Conventional Mortgage-Backed Securities (91.5%)
[1,2]	Fannie Mae Pool	2.120%	5/1/31	20,825	17,071
[1,2]	Fannie Mae Pool	2.250%	4/1/33	27,145	21,724
[1,2]	Fannie Mae Pool	2.690%	3/1/37	8,088	6,397
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,925	1,688
[1,2]	Fannie Mae Pool	2.960%	6/1/31	2,339	2,053
[1,2]	Fannie Mae Pool	3.010%	8/1/34	2,045	1,730
[1,2]	Fannie Mae Pool	3.050%	7/1/31	1,993	1,757
[1,2]	Fannie Mae Pool	3.240%	3/1/28	5,932	5,491
[1,2]	Fannie Mae Pool	3.260%	12/1/37	4,175	3,532
[1,2]	Fannie Mae Pool	3.410%	5/1/32	4,100	3,596
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,357	1,229
[1,2]	Fannie Mae Pool	3.460%	9/1/29	6,294	5,821
[1,2]	Fannie Mae Pool	3.520%	11/1/32	21,125	18,780
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	11,028	9,666
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,596	1,426
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	1,973	1,836
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/45	22,276	21,502
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	7,928	7,912
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	51,155	43,362
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	420,809	367,998
[1]	Ginnie Mae I Pool	3.250%	8/15/42	9,503	8,555
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	340,075	309,913
[1]	Ginnie Mae I Pool	3.750%	7/15/42	1,108	1,024
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	15,904	15,234
[1]	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	464,652	441,234
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	238,552	232,654
[1]	Ginnie Mae I Pool	5.000%	1/15/30–7/15/52	239,224	240,721
[1]	Ginnie Mae I Pool	5.500%	9/15/23–9/15/45	179,344	181,896
[1]	Ginnie Mae I Pool	6.000%	2/15/24–3/15/40	76,182	77,735
[1]	Ginnie Mae I Pool	6.500%	7/15/23–7/15/40	65,375	65,487
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	10,951	11,268
[1]	Ginnie Mae I Pool	7.250%	1/15/27	6	6
[1]	Ginnie Mae I Pool	7.500%	10/15/31	4,729	4,893
[1]	Ginnie Mae I Pool	8.000%	8/15/31	1,917	2,019
[1]	Ginnie Mae I Pool	8.500%	11/15/26–6/15/28	25	26
[1]	Ginnie Mae II Pool	1.500%	4/20/44–4/20/52	148,742	116,306
[1,3,4]	Ginnie Mae II Pool	2.000%	10/20/43–11/15/52	3,722,107	3,054,508
[1,3,4]	Ginnie Mae II Pool	2.500%	11/20/42–11/15/52	4,090,525	3,473,061
[1,3,4]	Ginnie Mae II Pool	3.000%	4/20/31–11/15/52	2,826,768	2,484,562
[1,3,4,5]	Ginnie Mae II Pool	3.500%	10/20/40–11/15/52	2,597,518	2,355,704
[1,4]	Ginnie Mae II Pool	4.000%	4/20/39–11/15/52	1,026,478	960,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	Ginnie Mae II Pool	4.500%	12/20/32–11/15/52	500,819	485,821
[1]	Ginnie Mae II Pool	5.000%	10/20/32–12/20/43	60,421	61,198
[1]	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	13,054	13,401
[1]	Ginnie Mae II Pool	6.000%	4/20/28–10/20/38	1,486	1,542
[1]	Ginnie Mae II Pool	6.500%	5/20/37–3/20/41	506	537
[1]	Ginnie Mae II Pool	7.500%	8/20/25	23	23
[1,2,4]	UMBS	1.500%	11/25/52	3,000	2,222
[1,2,4]	UMBS	2.000%	11/25/52	(22,225)	(17,488)
[1,2,4]	UMBS	3.000%	11/25/37	(25,035)	(23,013)
[1,2,4]	UMBS	4.500%	11/25/52	(197,900)	(185,593)
[1,2]	UMBS Pool	2.000%	11/1/46–4/1/52	26,293	20,704
[1,2]	UMBS Pool	2.500%	7/1/27–5/1/51	104,211	86,213
[1,2]	UMBS Pool	3.000%	12/1/25–6/1/49	25,703	23,781
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	2,013	1,872
[1,2]	UMBS Pool	4.500%	12/1/40–9/1/52	198,250	186,145
[1,2]	UMBS Pool	5.000%	9/1/35	4,476	4,379
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	967	1,010
					15,244,772
Nonconventional Mortgage-Backed Securities (6.2%)
[1,2,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	3.810%	8/1/43	1,914	1,929
[1,2,6]	Fannie Mae Pool, 12M USD LIBOR + 1.580%	3.830%	9/1/44	2,874	2,896
[1,2]	Fannie Mae REMICS	1.500%	11/25/50–1/25/51	27,112	13,535
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	3,943	3,512
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	3,201	2,916
[1,2]	Fannie Mae REMICS	3.000%	6/25/43–7/25/49	39,464	33,593
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	70,581	60,641
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	1,544	1,560
[1,2]	Freddie Mac Non Gold Pool	2.974%	10/1/44	2,199	2,098
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.600%	3.542%	10/1/44	5,232	5,355
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.615%	3.781%	9/1/44	2,304	2,323
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	2.563%	10/1/44	3,043	3,116
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	3.821%	7/1/44	1,267	1,275
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	3.870%	9/1/43	2,800	2,865
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	2.092%	4/1/44	2,630	2,691
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.636%	3.514%	8/1/43	2,732	2,766
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	4,212	3,716
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	5,369	3,601
[1,2]	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	83,121	73,829
[1,2]	Freddie Mac REMICS	3.500%	8/15/45	9,096	7,734
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	3,770	2,896
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	4,441	4,506
[1]	Ginnie Mae REMICS	1.000%	8/20/50–10/20/50	82,967	61,413
[1]	Ginnie Mae REMICS	1.500%	4/16/50–9/20/50	72,852	60,478
[1]	Ginnie Mae REMICS	1.650%	11/20/45	35,952	31,955
[1]	Ginnie Mae REMICS	1.750%	10/20/42–7/20/44	19,744	16,065
[1]	Ginnie Mae REMICS	2.000%	7/20/42–10/20/44	23,790	20,803
[1]	Ginnie Mae REMICS	2.250%	3/16/45	7,326	6,480
[1]	Ginnie Mae REMICS	2.375%	4/20/44	2,334	2,087
[1]	Ginnie Mae REMICS	2.500%	12/16/39–2/20/52	166,578	138,921
[1]	Ginnie Mae REMICS	3.000%	6/20/39–6/20/49	371,362	323,261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae REMICS	3.000%	7/20/43	4,171	3,756
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	12,465	9,861
[1]	Ginnie Mae REMICS	3.500%	7/20/43–2/20/49	80,545	72,654
[1]	Ginnie Mae REMICS	3.666%	10/20/48	11,900	10,594
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,209	1,879
[1]	Ginnie Mae REMICS	4.000%	1/20/45	18,274	16,290
[1]	Ginnie Mae REMICS	4.500%	6/20/39	1,589	1,544
[1]	Ginnie Mae REMICS	5.000%	6/16/37	5,832	5,731
[1]	Ginnie Mae REMICS	5.500%	8/16/36	5,276	5,325
[1,6]	Ginnie Mae REMICS, 1M USD LIBOR + 0.200%	3.689%	2/20/37	1,347	1,327
[1]	Government National Mortgage Assn.	2.350%	5/17/46	1,172	1,156
[1]	Government National Mortgage Assn.	2.650%	11/17/48	3,681	3,478
					1,034,411
Total U.S. Government and Agency Obligations (Cost $18,335,002)					16,279,183
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[1]	Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	9,852	8,136
[1]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	10,361	8,527
[1]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	14,271	11,786
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	114,976	103,933
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	13,303	12,068
[1]	Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	72,617	62,716
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $247,905)					207,166
				Shares
Temporary Cash Investments (1.5%)
Money Market Fund (0.6%)
[7]	Vanguard Market Liquidity Fund	3.117%		1,052,239	105,203
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.9%)
	Bank of America Securities, LLC (Dated 10/31/22, Repurchase Value $4,500,000, collateralized by Federal Farm Credit Bank 2.650%, 8/3/46, with a value of $4,591,000)	3.050%	11/1/22	4,500	4,500
	Bank of Nova Scotia (Dated 10/31/22, Repurchase Value $2,800,000, collateralized by U.S. Treasury Bill 0.000%, 3/9/23, and U.S. Treasury Note/Bond 0.500%–4.750%, 1/31/23–2/15/51, with a value of $2,856,000)	3.000%	11/1/22	2,800	2,800
	Barclays Capital Inc. (Dated 10/31/22, Repurchase Value $9,301,000, collateralized by U.S. Treasury Note/Bond 2.000%, 11/15/41, with a value of $9,486,000)	2.980%	11/1/22	9,300	9,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Citigroup Global Markets Inc. (Dated 10/31/22, Repurchase Value $3,700,000, collateralized by U.S. Treasury Bill 0.000%, 1/17/23–1/31/23, with a value of $3,774,000)	3.000%	11/1/22	3,700	3,700
Credit Agricole Securities (USA) Inc. (Dated 10/31/22, Repurchase Value $9,701,000, collateralized by Treasury Inflation Indexed Note/Bond 1.000%, 2/15/48, with a value of $9,894,000)	2.980%	11/1/22	9,700	9,700
HSBC Bank USA (Dated 10/31/22, Repurchase Value $33,803,000, collateralized by U.S. Treasury Note/Bond 4.500%, 5/15/38, with a value of $34,476,000)	3.000%	11/1/22	33,800	33,800
HSBC Bank USA (Dated 10/31/22, Repurchase Value $5,900,000, collateralized by Fannie Mae 4.000%, 1/1/29–2/1/34, and Freddie Mac 3.180%–4.500%, 6/1/33–2/1/48, with a value of $6,018,000)	3.050%	11/1/22	5,900	5,900
Natixis SA (Dated 10/31/22, Repurchase Value $30,703,000, collateralized by Treasury Inflation Indexed Note/Bond 0.750%–2.125%, 2/15/41–2/15/48, U.S. Treasury Bill 0.000%, 1/26/23, and U.S. Treasury Note/Bond 1.875%–6.250%, 3/31/24–2/15/47, with a value of $31,314,000)	2.980%	11/1/22	30,700	30,700
Societe Generale (Dated 10/31/22, Repurchase Value $7,601,000, collateralized by U.S. Treasury Bill 0.000%, 2/14/23, with a value of $7,752,000)	2.990%	11/1/22	7,600	7,600
TD Securities (USA) LLC (Dated 10/31/22, Repurchase Value $4,300,000, collateralized by Ginnie Mae 5.000%, 10/20/52, with a value of $4,386,000)	3.020%	11/1/22	4,300	4,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 10/31/22, Repurchase Value $31,703,000, collateralized by Fannie Mae 2.500%–5.000%, 11/1/25–6/1/52, with a value of $32,334,000)	3.060%	11/1/22	31,700	31,700
				144,000
Total Temporary Cash Investments (Cost $249,221)				249,203
Total Investments (100.4%) (Cost $18,832,128)				16,735,552
Other Assets and Liabilities—Net (-0.4%)				(71,716)
Net Assets (100%)				16,663,836
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $23,431,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
5	Securities with a value of $3,857,000 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	804	164,324	395
5-Year U.S. Treasury Note	December 2022	5,642	601,402	(26,016)
				(25,621)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2022	(507)	(56,071)	41
Long U.S. Treasury Bond	December 2022	(571)	(68,806)	8,846
Ultra 10-Year U.S. Treasury Note	December 2022	(1,849)	(214,455)	18,520
				27,407
				1,786

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2022, counterparties had deposited in segregated accounts securities with a value of $866,000 and cash of $4,020,000 in connection with TBA transactions.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,279,183	—	16,279,183
Asset-Backed/Commercial Mortgage-Backed Securities	—	207,166	—	207,166
Temporary Cash Investments	105,203	144,000	—	249,203
Total	105,203	16,630,349	—	16,735,552

Derivative Financial Instruments
Assets
Futures Contracts[1]	27,802	—	—	27,802
Liabilities
Futures Contracts[1]	26,016	—	—	26,016
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.